Registration No. 811-01136

Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 148	☒
and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 148	☒

(Check appropriate box or boxes)

GUGGENHEIM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(301) 296-5100

Copies To:

Donald C. Cacciapaglia, President	Amy J. Lee, Chief Legal Officer	Julien Bourgeois
805 King Farm Boulevard	805 King Farm Boulevard	Dechert LLP
Suite 600	Suite 600	1900 K Street, NW
Rockville, MD 20850	Rockville, MD 20850	Washington, DC 20006

(Name and address of Agent for Service)

Approximate date of public offering: September 24, 2014

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 24, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 145 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 27, 2014 for the purpose of registering a new series of the Registrant, Guggenheim Alpha Opportunity Fund. This Post-Effective Amendment No. 148 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 24, 2014 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 148 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 148 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 148 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 9th day of September 2014.

GUGGENHEIM FUNDS TRUST (Registrant)

By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 9th day of September 2014.

Jerry B. Farley		GUGGENHEIM FUNDS TRUST
Trustee

Donald A. Chubb, Jr.	By:	AMY J. LEE
Trustee		Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite

Maynard F. Oliverius
Trustee

Randall C. Barnes	By:	JOHN L. SULLIVAN
Trustee		John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Roman Friedrich III
Trustee
	By:	DONALD C. CACCIAPAGLIA
Robert B. Karn III		Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee
Trustee

Ronald A. Nyberg
Trustee

Ronald E. Toupin, Jr.
Trustee

EXHIBIT LIST

None